Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	As of June 30, 2024 (unaudited)	As of December 31, 2023
	(in €)
Short-term deposits
Deposits held in U.S. dollars	13,226,925	4,120,951
Deposits held in euros	3,020,000	1,020,000
Total	16,246,925	5,140,951
Cash at banks
Cash held in U.S. dollars	1,899,257	5,041,802
Cash held in euros	1,005,938	2,585,190
Total	2,905,195	7,626,991
Total cash and cash equivalents	19,152,121	12,767,942